Capital Management	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Capital Management

Note 20: Capital Management
Our objective is to maintain a strong and optimized capital position in a cost-effective structure that: is appropriate given our target regulatory capital ratios and our internal assessment of required economic capital; underpins our operating groups’ business strategies and considers the market environment; supports depositor, investor and regulator confidence, dividends and building long-term shareholder value; and is consistent with our target credit ratings.
Our approach includes establishing limits, targets and performance measures that are applied in managing balance sheet positions, risk levels and capital requirements, as well as issuing and redeeming capital instruments to achieve a cost-effective capital structure.
Regulatory capital requirements for the bank are determined in accordance with guidelines issued by OSFI, which are based on the Basel III Framework developed by the Basel Committee on Banking Supervision.
CET1 Capital is the most permanent form of capital. It comprises common shareholders’ equity, contractual service margin, and may include a portion of ECL provisions, less deductions for goodwill, intangible assets and certain other items.
Tier 1 Capital primarily comprises CET1 Capital, preferred shares and other equity instruments, less regulatory deductions.
Tier 2 Capital primarily comprises subordinated debentures and may include a portion of ECL provisions, less regulatory deductions. Total Capital includes Tier 1 and Tier 2 Capital.
Total Loss Absorbing Capacity (TLAC) comprises Total Capital and Other TLAC instruments that allow conversion in whole, or in part, into common shares under the
Canada Deposit Insurance Corporation Act
and meet the eligibility criteria under the TLAC guideline. Other TLAC comprises senior secured debt, subject to the Canadian Bail-in Regime, with an original term to maturity of greater than 400 days and a remaining term to maturity of greater than 365 days. Details of the components of our capital position are presented in Notes 11, 12, 16 and 17.
The primary regulatory capital measures are the CET1 Ratio, Tier 1 Capital Ratio, Total Capital Ratio, TLAC Ratio, Leverage Ratio and TLAC Leverage Ratio.
•	Regulatory capital ratios are calculated by dividing CET1 Capital, Tier 1 Capital, Total Capital and TLAC by their respective risk-weighted assets.
•
The Leverage Ratio is defined as Tier 1 Capital divided by leverage exposures, which consist of on-balance
sheet items and specified
off-balance
sheet items, net of specified adjustments. The TLAC Leverage Ratio is defined as TLAC divided by leverage exposures.

The domestic implementation of Basel III reforms related to capital, leverage, liquidity and disclosure requirements was effective in the second quarter of 2023. On July 5, 2024, OSFI announced a one-year
delay to the next increase in the capital floor adjustment factor, to allow OSFI time to consider the impact of implementation of Basel III reforms in other jurisdictions. With the one-year
delay, the adjustment factor will remain at the current 67.5% for fiscal 2025 and will then rise by an additional 2.5% to 70.0% in fiscal 2026 and 72.5% in fiscal 2027. Revisions related to market risk and credit valuation adjustment risk became effective on November 1, 2023.
As at October 31, 2024, we met OSFI’s required target regulatory capital ratios, which include a
2.5
% Capital Conservation Buffer, a
1.0
%

CET1 Surcharge for
D-SIBs,
a Countercyclical Buffer (immaterial for fiscal 2024) and a
3.5
%
Domestic Stability Buffer (DSB) applicable to
D-SIBs.
Effective November 1, 2023, the DSB was increased from
3.0
% to
3.5
%
of total RWA. On June 18, 2024, OSFI announced that the DSB would remain at

3.5
%
.

Our capital position as at October 31, 2024 is further detailed in the Enterprise-Wide Capital Management section of our Management’s Discussion and Analysis.
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	2024	2023
CET1 Capital	$57,054	$52,914
Tier 1 Capital	64,735	59,785
Total Capital	73,911	68,718
TLAC	123,288	114,402
Risk-Weighted Assets	420,838	424,197
Leverage Exposures	1,484,962	1,413,036
CET1 Ratio	13.6%	12.5%
Tier 1 Capital Ratio	15.4%	14.1%
Total Capital Ratio	17.6%	16.2%
TLAC Ratio	29.3%	27.0%
Leverage Ratio	4.4%	4.2%
TLAC Leverage Ratio	8.3%	8.1%

(1)	Calculated in accordance with OSFI’s CAR Guideline, Leverage Requirements Guideline and TLAC Guideline, as applicable.